Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Affiliates

Investment in affiliates at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Shares	¥311,556	¥296,228	$3,604
Loans	61,820	35,489	432

	¥373,376	¥331,717	$4,036

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2010, 2011 and 2012 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Operations:
Total revenues	¥1,093,173	¥850,947	¥945,635	$11,505
Income before income taxes	139,067	108,175	74,223	903
Net income	89,368	92,763	51,940	632

Financial position:
Total assets	¥3,983,524	¥4,237,580	¥4,561,537	$55,500
Total liabilities	2,968,953	3,174,222	3,508,038	42,682
Total equity	1,014,571	1,063,358	1,053,499	12,818